NUVEEN EQUITY INDEX FUND

NUVEEN MID CAP INDEX FUND

NUVEEN SMALL CAP INDEX FUND

SUPPLEMENT DATED NOVEMBER 30, 2016

TO THE PROSPECTUS DATED FEBRUARY 29, 2016

Nuveen Equity Index Fund, Nuveen Mid Cap Index Fund and Nuveen Small Cap Index Fund will be liquidated after the close of business on April 27, 2017.

Effective December 19, 2016, the funds will stop accepting purchases from new investors and existing shareholders, except that defined contribution retirement plans that hold fund shares as of today may continue to purchase fund shares until April 24, 2017. Existing shareholders may continue to reinvest dividends and capital gains distributions received from the funds. The funds reserve the right to modify the extent to which sales of shares are limited prior to each fund’s liquidation. After the close of business on April 27, 2017, the funds will liquidate any remaining shareholder accounts and will send shareholders the proceeds of the liquidation.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

MGN-INDEXP-1116P

NUVEEN EQUITY INDEX FUND

NUVEEN MID CAP INDEX FUND

NUVEEN SMALL CAP INDEX FUND

SUPPLEMENT DATED NOVEMBER 30, 2016

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 29, 2016

Nuveen Equity Index Fund, Nuveen Mid Cap Index Fund and Nuveen Small Cap Index Fund will be liquidated after the close of business on April 27, 2017.

Effective December 19, 2016, the funds will stop accepting purchases from new investors and existing shareholders, except that defined contribution retirement plans that hold fund shares as of today may continue to purchase fund shares until April 24, 2017. Existing shareholders may continue to reinvest dividends and capital gains distributions received from the funds. The funds reserve the right to modify the extent to which sales of shares are limited prior to each fund’s liquidation. After the close of business on April 27, 2017, the funds will liquidate any remaining shareholder accounts and will send shareholders the proceeds of the liquidation.

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-IDXSAI-1116P